Shareholder Report, Holdings (Details) - Capital Group Dividend Growers ETF	May 31, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%